SHARE-BASED COMPENSATION - Disclosure of share based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 23,153	$ 9,425
Share options expensed in general and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,878	2,710
Share options expensed in production costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	604	423
Performance share units expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,986	2,713
Restricted share units expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	683	566
Change in fair value of deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 15,002	$ 3,013